Related party transactions - Analysis of Receivables Balance (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Total amounts due from related parties	$ 28	$ 91
Trading balances
Related Party Transaction [Line Items]
Total amounts due from related parties	20	236
Less: CECL allowance	(1)	(153)
Receivable net of CECL allowance	19	83
Trading balances | Northern Ocean
Related Party Transaction [Line Items]
Total amounts due from related parties	0	140
Trading balances | Aquadrill
Related Party Transaction [Line Items]
Total amounts due from related parties	0	61
Trading balances | Gulfdrill
Related Party Transaction [Line Items]
Total amounts due from related parties	13	17
Trading balances | Sonadrill
Related Party Transaction [Line Items]
Total amounts due from related parties	4	10
Trading balances | NSNCo
Related Party Transaction [Line Items]
Total amounts due from related parties	$ 3	$ 8